Leased Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Leased Assets

Note 4 – Leased Assets

At June 30, 2019 and December 31, 2018 all of the Company’s leased assets were finance leased right-of-use assets and consisted of the following:

	June 30, 2019	December 31, 2018

Vehicles	$5,825,988	$5,661,749
	5,825,988	5,661,749
Less accumulated depreciation	(1,067,878)	(546,632)
Leased assets, net	$4,758,110	$5,115,117

The Company’s leased assets, consisting of vehicles, are depreciated over their estimated useful life of five years. Depreciation expense for leased assets for the six months ended June 30, 2019 and 2018 was $514,244 and $185,743, respectively. The lease terms are generally for 30 to 36 months and the Company has the right to purchase the leased assets for $1 each at the end of the lease terms.

Note 4 – Leased Assets

At December 31, 2018 and 2017 all of the Company’s leased assets were finance leased right-of-use assets and consisted of the following:

	2018	2017

Vehicles	$5,661,749	$2,116,068
	5,661,749	2,116,068
Less accumulated depreciation	(546,632)	(82,586)
Leased assets, net	$5,115,117	$2,033,482

The Company’s leased assets, consisting of vehicles, are depreciated over their estimated useful life of five years. The value of the leased assets was initially determined as the sum of the lease liability plus the up-front consideration of 298,500 shares of the Company’s common stock (valued at $2,388,000) paid to the lessor in 2018 and 350,000 shares of the Company’s common stock (valued at $2,800,000) paid to the lessor in 2017. During the years ended December 31, 2018 and 2017, the Company determined that the carrying value of the leased assets was impaired and took an impairment charge of $2,388,000 and $2,800,000, respectively, to reduce the carrying value of the leased assets to fair value. Amortization expense for leased assets for the years ended December 31, 2018 and 2017 was $499,986 and $82,586, respectively. The lease terms are generally for three years and the Company has the right to purchase the leased assets for $1 each at the end of the lease terms.